Income tax (Details) - Schedule of Effective Tax Rate - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Effective Tax Rate [Abstract]
Profit before income tax from continuing operations	$ 354,072	$ 574,940	$ 730,887
Tax expense at enacted tax rate in Colombia	$ (123,925)	$ (201,229)	$ (226,575)
Tax expense at enacted tax rate in Percentage	(35.00%)	(35.00%)	(31.00%)
Equity method in joint venture domestic operations	$ (40,046)	$ (12,152)	$ 2,243
Unrecognition deferred tax from prior periods	(1,286)	3,407	(11,638)
Adjustment to current taxes from prior periods	311	(9,164)	(526)
Non-deductible/ non-taxable foreign operation	15,449	(55,852)	28,622
Accounting effects of NCI domestic operations without tax impact	32,138	31,991	22,408
Tax rates differences from foreign operations	33,547	22,362	11,228
Non-deductible / non-taxable domestic operation	37,914	(27,410)	2,556
Tax impact of readjustment to carry forward losses		727
Changes in tax rates		(78,382)	34,012
Total income tax expense	$ (45,898)	$ (325,702)	$ (137,670)
Total income tax Percentage	(13.00%)	(57.00%)	(19.00%)